UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
  (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2016

Date of reporting period: June 30, 2016

Item 1. Proxy Voting Record.

Tortoise MLP & Pipeline Fund

Company Name	Meeting Date	ISIN	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Infraestructura Energetica Nova, SAB de CV	9/14/2015	MX01IE060002	IENOVA MM	Paying in of the share capital of the Company	For	For	Issuer

Proposal and, if deemed appropriate, approval regarding: the updating of the listing of the shares of the Company in the National Securities Registry and in the list of securities that are authorized for listing on the Bolsa Mexicana de Valores, S.A.B. de C.V.
					For	For	Issuer

Proposal and, if deemed appropriate, approval regarding: the making of a primary public offering of shares of the Company in Mexico and a primary private offering of shares simultaneously in the United State of America and in other places abroad under Rule 144 and regulations of the Securities Act of 1933 of the United States of America, as well as under the law or rules applicable in the countries in which the offering is conducted
					For	For	Issuer

Proposal and, if deemed appropriate, approval of an increase in the variable part of the share capital of the Company, through the corresponding issuance of shares in order to be the object of a public or private offering, in accordance with the terms of Article 53 of the Securities Market Law and Section 11 of the Corporate Bylaws of the Company
					For	For	Issuer

				Resolutions regarding the granting of special powers for the documentation of the resolutions that are passed by the General Meeting	For	For	Issuer

				Designation of special delegates of the General Meeting to carry out and formalize the resolutions	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Fidelity® Institutional Money Market Funds Money Market Portfolio Class I	11/18/2015	316175207	FMPXX
A vote for election of the following nominees:
1. Elizabeth S. Acton
2. John Engler
3. Albert R. Gamper, Jr.
4. Robert F. Gartland
5. Abigail P. Johnson
6. Arthur E. Johnson
7. Michael E. Kenneally
8. James H. Keyes
9. Marie L. Knowles
 10. Geoffrey A. von Kuhn
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners LP	12/1/2015	570759100	MWE
Proposal to approve the Agreement and Plan of Merger, dated as of July 11, 2015, as such agreement may be amended from time to time, by and among MPLX LP, MPLX GP LLC, Marathon Petroleum Corporation, Sapphire HoldCo LLC and Markwest Energy Partners, L.P., and the transactions contemplated thereby.
					For	For	Issuer

Proposal to approve, on an advisory, non-binding basis, the merger-related compensation payments that may become payable to Markwest Energy Partners, L.P.'s named executive officers in connection with the merger.
					For	For	Issuer

				Proposal to approve the adjournment of the Special Meeting, if necessary to solicit additional proxies if there are not sufficient votes to approve Proposal 1 at the time of the Special Meeting.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Sunoco Logistics Partners L.P.	12/1/2015	86764L108	SXL
Approval of the Sunoco Partners LLC Long-Term Incentive Plan, as proposed to be amended and restated, which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the Sunoco Partners LLC Long-Term Incentive Plan, as amended and restated as of October 24, 2012, by 10,000,000 common units (the "LTIP Proposal").
					For	For	Issuer

Approval of the adjournment of the Special Meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the Special Meeting to approve the LTIP Proposal
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	2/12/2016	87612G101	TRGP
To consider and vote upon a proposal to approve the issuance of shares of common stock of Targa Resources Corp. (the "Company") in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 2, 2015, by and among the Company, Spartan Merger Sub LLC, Targa Resources Partners LP and Targa Resources GP LLC ("TRP GP");
					For	For	Issuer

To consider and vote upon a proposal to approve one or more adjournments of the special meeting if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the Company's stock issuance proposal.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
National Fuel Gas Company	3/10/2016	636180101	NFG	Election of Directors: 1. David C. Carroll 2. Joseph N. Jaggers 3. David F. Smith 4. Craig G. Matthews	For	For	Issuer

				Advisory approval of named executive officer compensation	For	For	Issuer

				Amendment and reapproval of the 2009 Non-Employee Director Equity Compensation Plan	For	For	Issuer

				Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal 2016	For	For	Issuer

				Stockholder Proposal	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/21/2016	559080106	MMP	Election of Directors: 1. Walter R. Arnheim 2. Patrick C. Eilers	For	For	Issuer

				Amendment of Long-Term Incentive Plan	For	For	Issuer

				Advisory Resolution to Approve Executive Compensation	For	For	Issuer

				Ratification of Appointment of Independent Auditor	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/26/2016	847560109	SE	Election of Directors: Gregory L. Ebel	For	For	Issuer
Election of Directors: F. Anthony Comper
Election of Directors: Auston A. Adams
Election of Directors: Joseph Alvarado
Election of Directors: Pamela L. Carter
Election of Directors: Clarence P. Cazalot Jr
Election of Directors: Peter B. Hamilton
Election of Directors: Miranda C. Hubbs
Election of Directors: Michael McShane
Election of Directors: Michael G. Morris
Election of Directors: Michael E.J. Phelps

				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's Independent Registered Public Accounting firm for fiscal year 2016.	For	For	Issuer

				Approval of Spectra Energy Corp 2007 Long-Term Incentive Plan, as amended and restated.	For	For	Issuer

				Approval of Spectra Energy Corp Executive Short- Term Incentive Plan, as amended and restated.	For	For	Issuer

				An advisory resolution to approve executive compensation.	For	For	Issuer

				Shareholder proposal concerning disclosure of political contributions.	Against	For	Shareholder

				Shareholder proposal concerning the activities of lobbying activities.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	5/17/2016	87612G101	TRGP	Election of Directors: 1. Rene R. Joyce 2. Waters S. Davis, IV 3. Chris Tong	For	For	Issuer

				Ratification of selection of independent auditors	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/25/2016	682680103	OKE	Election of Director: Brian L. Derksen	For	For	Issuer
				Election of Director: Julie H. Edwards	For	For	Issuer
				Election of Director: John W. Gibson	For	For	Issuer
				Election of Director: Randall J. Larson	For	For	Issuer
				Election of Director: Steven J. Malcolm	For	For	Issuer
				Election of Director: Kevin S. McCarthy	For	For	Issuer
				Election of Director: Jim W. Mogg	For	For	Issuer
				Election of Director: Pattye L. Moore	For	For	Issuer
				Election of Director: Gary D. Parker	For	For	Issuer
				Election of Director: Eduardo A. Rodriguez	For	For	Issuer
				Election of Director: Terry K. Spencer	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc. for the year ending December 31, 2016	For	For	Issuer

				An advisory vote to approve Oneok, Inc.'s executive compensation	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/7/2016	118230101	BPL	Election of Directors: 1. Oliver G. Richard, III 2. Clark C. Smith 3. Frank S. Sowinski	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Williams Companies, Inc.	6/27/2016	969457100	WMB
To approve the adoption of the Agreement and Plan of Merger (the "Merger Agreement") among Energy Transfer Equity, L.P., Energy Transfer Corp LP ("ETC"), Energy Transfer Corp GP, LLC, LE GP, LLC, Energy Transfer Equity GP, LLC and Williams Companies, Inc. ("WMB"), and the transactions contemplated thereby, including the merger of WMB with and into etc.
					Against	Against	Issuer

				To approve, on an advisory (non-binding) basis, specified compensatory arrangements between WMB and its named executive officers relating to the transactions contemplated by the Merger Agreement.	Abstain	Against	Issuer

To approve the adjournment of the special meeting from time to time, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger proposal.
					Abstain	Against	Issuer

Tortoise North American Energy Independence Fund

Company Name	Meeting Date	Ticker	Cusip	Proposal	Vote	For/Against Management	Proposal Source
Fidelity® Institutional Money Market Funds Money Market Portfolio Class I	11/18/2015	FMPXX	316175207
A vote for election of the following nominees:
1. Elizabeth S. Acton
2. John Engler
3. Albert R. Gamper, Jr.
4. Robert F. Gartland
5. Abigail P. Johnson
6. Arthur E. Johnson
7. Michael E. Kenneally
8. James H. Keyes
9. Marie L. Knowles
 10. Geoffrey A. von Kuhn
					For	For	Issuer

Company Name	Meeting Date	Ticker	Cusip	Proposal	Vote	For/Against Management	Proposal Source
EOG Resources, Inc.	4/26/2016	EOG	26875P101	Election of Directors: Janet F. Clark	For	For	Issuer
				Election of Directors: Charles R. Crisp	For	For	Issuer
				Election of Directors: James C. Day	For	For	Issuer
				Election of Directors: H. Leighton Steward	For	For	Issuer
				Election of Directors: Donald F. Textor	For	For	Issuer
				Election of Directors: William R. Thomas	For	For	Issuer
				Election of Directors: Frank G. Wisner	For	For	Issuer

To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the Company for the year ending December 31, 2016.
					For	For	Issuer

				To approve, by non-binding vote, the compensation of the Company's named executive officers.	For	For	Issuer

Company Name	Meeting Date	Ticker	Cusip	Proposal	Vote	For/Against Management	Proposal Source
Noble Energy, Inc.	4/26/2016	NBL	655044105	1A. Election of Director: Jeffrey L. Berenson	For	For	Issuer
				1B. Election of Director: Michael A. Cawley	For	For	Issuer
				1C. Election of Director: Edward F. Cox	For	For	Issuer
				1D. Election of Director: James E. Craddock	For	For	Issuer
				1E. Election of Director: Thomas J. Edelman	For	For	Issuer
				1F. Election of Director: Eric P. Grubman	For	For	Issuer
				1G. Election of Director: Kirby L. Hedrick	For	For	Issuer
				1H. Election of Director: David L. Stover	For	For	Issuer
				1I. Election of Director: Scott D. Urban	For	For	Issuer
				1J. Election of Director: William T. Van Kleef	For	For	Issuer
				1K.Election of Director: Molly K. Williamson	For	For	Issuer

				2. To ratify the appointment of the independent auditor by the Company's Audit Committee.	For	For	Issuer

				3. To approve, in an advisory vote, executive compensation.	For	For	Issuer

				4. To consider a stockholder proposal regarding proxy access, if properly presented at the meeting.	Against	For	Shareholder

				5. To consider a stockholder proposal regarding climate change, if properly presented at the meeting.	Against	For	Shareholder

Company Name	Meeting Date	Ticker	Cusip	Proposal	Vote	For/Against Management	Proposal Source
Suncor Energy Inc.	4/28/2016	SU	867224107
1. Election of Directors
01 Patricia M. Bedient
02 Mel E. Benson
03 Jacynthe Cote
04 Dominic D'Alessandro
05. John D. Gass
06 John R. Huff
07 Maureen McCaw
08 Michael W. O'Brien
09 James W. Simpson
10 Eira M. Thomas
11 Steven W. Williams
 12 Michael M. Wilson
					For	For	Issuer

				2. Re-appointment of PricewaterhouseCoopers LLP as auditor of Suncor Energy Inc. for the ensuing year.	For	For	Issuer

				3. To accept the approach to executive compensation disclosed in the management proxy circular of Suncor Energy Inc. dated February 25, 2016.	For	For	Issuer

4. To consider the shareholder proposal set fourth in Schedule A of the Management Proxy Circular of Suncor Energy Inc. dated February 25, 2016 regarding ongoing reporting on Suncor Energy Inc. dated February 25, 2016 regarding ongoing reporting on Suncor Energy Inc.'s initiatives respecting climate change.
					For	For	Shareholder

5. To consider the shareholder proposal set forth in Schedule B of the Management Proxy Circular of Suncor Energy Inc. dated February 25, 2016 regarding annual disclosure by Suncor Energy Inc. of lobbying-related matters.
					Against	For	Shareholder

Company Name	Meeting Date	Ticker	Cusip	Proposal	Vote	For/Against Management	Proposal Source
Occidental Petroleum Corporation	4/29/2016	OXY	674599105	Election of Director: Spencer Abraham	For	For	Issuer
				Election of Director: Howard I. Atkins	For	For	Issuer
				Election of Director: Eugene L. Batchelder	For	For	Issuer
				Election of Director: Stephen I. Chazen	For	For	Issuer
				Election of Director: John E. Feick	For	For	Issuer
				Election of Director: Margaret M. Foran	For	For	Issuer
				Election of Director: Carlos M. Gutierrez	For	For	Issuer
				Election of Director: Vicki A. Hollub	For	For	Issuer
				Election of Director: William R. Klesse	For	For	Issuer
				Election of Director: Avedick B. Poladian	For	For	Issuer
				Election of Director: Elisse B. Walter	For	For	Issuer

				Advisory Vote Approving Executive Compensation	For	For	Issuer

				Ratification of Selection of KPMG LLP as Independent Auditors	For	For	Issuer

				Review Public Policy Advocacy on Climate	Against	For	Shareholder

				Carbon Legislation Impact Assessment	Against	For	Shareholder

				Special Shareowner Meetings	Against	For	Shareholder

				Methane Emmissions and Flaring	Against	For	Shareholder

Company Name	Meeting Date	Ticker	Cusip	Proposal	Vote	For/Against Management	Proposal Source
Cabot Oil & Gas Corporation	5/4/2016	COG	127097103	Election of Directors: Dorothy M. Ables	For	For	Issuer
				Election of Directors: Rhys J. Best	For	For	Issuer
				Election of Directors: Robert S. Boswell	For	For	Issuer
				Election of Directors: Dan O. Dinges	For	For	Issuer
				Election of Directors: Robert Kelley	For	For	Issuer
				Election of Directors: W. Matt Ralls	For	For	Issuer

				To ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for its 2016 fiscal year.	For	For	Issuer

				To approve, by non-binding advisory vote, the compensation of the Company's named executive officers.	For	For	Issuer

				To consider a shareholder proposal to provide a report on the Company's political contributions.	Against	For	Shareholder

				To consider a shareholder proposal to amend the Company's "proxy access" bylaw.	Against	For	Shareholder

Company Name	Meeting Date	Ticker	Cusip	Proposal	Vote	For/Against Management	Proposal Source
Anadarko Petroleum Corporation	5/10/2016	APC	032511107	1a. Election of Director: Anthony R. Chase	For	For	Issuer
				1B. Election of Director: Kevin P. Chilton	For	For	Issuer
				1C. Election of Director: H. Paulett Eberhart	For	For	Issuer
				1D. Election of Director: Peter J. Fluor	For	For	Issuer
				1E. Election of Director: Richard L. George	For	For	Issuer
				1F. Election of Director: Joseph W. Gorder	For	For	Issuer
				1G. Election of Director: John R. Gordon	For	For	Issuer
				1H. Election of Director: Sean Gourley	For	For	Issuer
				1I. Election of Director: Mark C. McKinley	For	For	Issuer
				1J. Election of Director: Eric D. Mullins	For	For	Issuer
				1K. Election of Director: R. A. Walker	For	For	Issuer

				2. Ratification of appointment of KPMG LLP as Independent Auditor.	For	For	Issuer

				3. Approve an amendment and restatement of the Anadarko Petroleum Corporation 2012 Omnibus Incentive Compensation Plan.	For	For	Issuer

				4. Advisory vote to approve named executive officer compensation.	For	For	Issuer

				5. Stockholder Proposal - Report on carbon risk.	Against	For	Shareholder

Tortoise Select Opportunity Fund

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Dorian LPG Ltd.	7/23/2015	Y2106R110	LPG	Election of Directors: 1. Oivind Lorentzen 2. John Lycouris 3. Ted Kalborg	For	For	Issuer

				To Ratify the Selection of Deloitte Hadjipavlou Sofianos & Cambanis S.A. as the Company's Independent Registered Public Accounting Firm for the Year Ending March 31, 2016.	For	For	Issuer

				To Adopt the 2014 Equity Incentive Plan.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	2/12/2016	87612G101	TRGP
To consider and vote upon a proposal to approve the issuance of shares of common stock of Targa Resources Corp. (the "Company") in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 2, 2015, by and among the Company, Spartan Merger Sub LLC, Targa Resources Partners LP and Targa Resources GP LLC ("TRP GP");
					For	For	Issuer

To consider and vote upon a proposal to approve one or more adjournments of the special meeting if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the Company's stock issuance proposal.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Schlumberger Limited (Schlumberger N.V.)	4/6/2016	806857108	SLB	Election of Directors: Peter L.S. Currie	For	For	Issuer
				Election of Directors: Maureen Kempston Darkes	For	For	Issuer
				Election of Directors: Paal Kibsgaard	For	For	Issuer
				Election of Directors: Nikolay Kudryavtsev	For	For	Issuer
				Election of Directors: Michael E. Marks	For	For	Issuer
				Election of Directors: Indra K. Nooyi	For	For	Issuer
				Election of Directors: Lubna S. Olayan	For	For	Issuer
				Election of Directors: Leo Rafael Reif	For	For	Issuer
				Election of Directors: Tore I. Sandvold	For	For	Issuer
				Election of Directors: Henri Seydoux	For	For	Issuer

				To approve on an advisory basis, the Company's executive compensation.	For	For	Issuer

				To approve the Company's 2015 financial statements and the Board's 2015 declarations of dividends.	For	For	Issuer

				To approve the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2016.	For	For	Issuer

To approve amendments to the Company's Articles of Incorporation to allow the Board to fix the authorized number of directors at a meeting subject to stockholder approval and to reflect changes to the Curacao Civil Code.
					For	For	Issuer

				To approve a resolution to fix the number of directors constituting the Board of Directors at not more than 12, subject to approval of Item 5	For	For	Issuer

To approve the Company's Amended and Restated French Sub-Plan for purpose of qualification under French law, to provide recipients of equity grants thereunder with preferential tax treatment under French law.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EQT Corporation	4/20/2016	26884L109	EQT	Election of Directors for term expriring in 2017: Vicky A. Bailey	For	For	Issuer
				Election of Directors for term expriring in 2017: Philip G. Behrman, Ph.D.	For	For	Issuer
				Election of Directors for term expriring in 2017: Kenneth M. Burke	For	For	Issuer
				Election of Directors for term expriring in 2017: A. Bray Cary, Jr.	For	For	Issuer
				Election of Directors for term expriring in 2017: Margaret K. Dorman	For	For	Issuer
				Election of Directors for term expriring in 2017: David L. Porges	For	For	Issuer
				Election of Directors for term expriring in 2017: James E. Rohr	For	For	Issuer
				Election of Directors for term expriring in 2017: Stephen A. Thorington	For	For	Issuer
				Election of Directors for term expriring in 2017: Lee T. Todd, Jr. Ph.D.	For	For	Issuer
				Election of Directors for term expriring in 2017: Christine J. Toretti	For	For	Issuer

				Approval of a Non-Binding Resolution regarding the Compensation of Company's Named Executive Officers for 2015 (Say-on-Pay).	For	For	Issuer

				Approval of the Company's 2016 Executive Short-Term Incentive Plan.	For	For	Issuer

				Ratification of Appointment of Independent Registered Public Accounting Firm.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EOG Resources, Inc.	4/26/2016	26875P101	EOG	Election of Directors: Janet F. Clark	For	For	Issuer
				Election of Directors: Charles R. Crisp	For	For	Issuer
				Election of Directors: James C. Day	For	For	Issuer
				Election of Directors: H. Leighton Steward	For	For	Issuer
				Election of Directors: Donald F. Textor	For	For	Issuer
				Election of Directors: William R. Thomas	For	For	Issuer
				Election of Directors: Frank G. Wisner	For	For	Issuer

2. To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the Company for the year ending December 31, 2016.
					For	For	Issuer

				3. To approve, by non-binding vote, the compensation of the Company's named executive officers.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/26/2016	847560109	SE	Election of Directors: Gregory L. Ebel	For	For	Issuer
				Election of Directors: Anthony Comper	For	For	Issuer
				Election of Directors: Austin A. Adams	For	For	Issuer
				Election of Directors: Pamela L. Carter	For	For	Issuer
				Election of Directors: Clarence P. Cazalot Jr	For	For	Issuer
				Election of Directors: Peter B. Hamilton	For	For	Issuer
				Election of Directors: Miranda C. Hubbs	For	For	Issuer
				Election of Directors: Michael McShane	For	For	Issuer
				Election of Directors: Michael G. Morris	For	For	Issuer
				Election of Directors: Michael E.J. Phelps	For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's Independent Registered Public Accounting firm for fiscal year 2016.	For	For	Issuer

				Approval of Spectra Energy Corp 2007 Long-Term Incentive Plan, as amended and restated.	For	For	Issuer

				Approval of Spectra Energy Corp Executive Short-Term Incentive Plan, as amended and restated.	For	For	Issuer

				An advisory resolution to approve executive compensation.	For	For	Issuer

				Shareholder proposal concerning disclosure of political contributions.	Against	For	Shareholder

				Shareholder proposal concerning disclosure of lobbying activities.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Occidental Petroleum Corporation	4/29/2016	674599105	OXY	Election of Director: Spencer Abraham	For	For	Issuer
				Election of Director: Howard I. Atkins	For	For	Issuer
				Election of Director: Eugene L. Batchelder	For	For	Issuer
				Election of Director: Stephen I. Chazen	For	For	Issuer
				Election of Director: John E. Feick	For	For	Issuer
				Election of Director: Margaret M. Foran	For	For	Issuer
				Election of Director: Carlos M. Gutierrez	For	For	Issuer
				Election of Director: Vicki A. Hollub	For	For	Issuer
				Election of Director: William R. Klesse	For	For	Issuer
				Election of Director: Avedick B. Poladian	For	For	Issuer
				Election of Director: Elisse B. Walter	For	For	Issuer

				Advisory Vote Approving Executive Compensation	For	For	Issuer

				Ratification of Selection of KPMG LLP as Independent Auditors	For	For	Issuer

				Review Public Policy Advocacy on Climate	Against	For	Shareholder

				Carbon Legislation Impact Assessment	Against	For	Shareholder

				Special Shareowner Meetings	Against	For	Shareholder

				Methane Emmissions and Flaring	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Anadarko Petroleum Corporation	5/10/2016	032511107	APC	1a. Election of Director: Anthony R. Chase	For	For	Issuer
				1B. Election of Director: Kevin P. Chilton	For	For	Issuer
				1C. Election of Director: H. Paulett Eberhart	For	For	Issuer
				1D. Election of Director: Peter J. Fluor	For	For	Issuer
				1E. Election of Director: Richard L. George	For	For	Issuer
				1F. Election of Director: Joseph W. Gorder	For	For	Issuer
				1G. Election of Director: John R. Gordon	For	For	Issuer
				1H. Election of Director: Sean Gourley	For	For	Issuer
				1I. Election of Director: Mark C. McKinley	For	For	Issuer
				1J. Election of Director: Eric D. Mullins	For	For	Issuer
				1K. Election of Director: R. A. Walker	For	For	Issuer

				2. Ratification of appointment of KPMG LLP as Independent Auditor.	For	For	Issuer

				3. Approve an amendment and restatement of the Anadarko Petroleum Corporation 2012 Omnibus Incentive Compensation Plan.	For	For	Issuer

				4. Advisory vote to approve named executive officer compensation.	For	For	Issuer

				5. Stockholder Proposal - Report on carbon risk.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	5/17/2016	87612G101	TRGP	Election of Directors: 1. Rene R. Joyce 2. Waters S. Davis, IV 3. Chris Tong	For	For	Issuer

				Ratification of selection of independent auditors	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/25/2016	682680103	OKE	Election of Director: Brian L. Derksen	For	For	Issuer
				Election of Director: Julie H. Edwards	For	For	Issuer
				Election of Director: John W. Gibson	For	For	Issuer
				Election of Director: Randall J. Larson	For	For	Issuer
				Election of Director: Steven J. Malcolm	For	For	Issuer
				Election of Director: Kevin S. McCarthy	For	For	Issuer
				Election of Director: Jim W. Mogg	For	For	Issuer
				Election of Director: Pattye L. Moore	For	For	Issuer
				Election of Director: Gary D. Parker	For	For	Issuer
				Election of Director: Eduardo A. Rodriguez	For	For	Issuer
				Election of Director: Terry K. Spencer	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc. for the year ending December 31, 2016	For	For	Issuer

				An advisory vote to approve Oneok, Inc.'s executive compensation	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Williams Companies, Inc.	6/27/2016	969457100	WMB
To approve the adoption of the Agreement and Plan of Merger (the "Merger Agreement") among Energy Transfer Equity, L.P., Energy Transfer Corp LP ("ETC"), Energy Transfer Corp GP, LLC, LE GP, LLC, Energy Transfer Equity GP, LLC and Williams Companies, Inc. ("WMB"), and the transactions contemplated thereby, including the merger of WMB with and into etc.
					Against	Against	Issuer

				To approve, on an advisory (non-binding) basis, specified compensatory arrangements between WMB and its named executive officers relating to the transactions contemplated by the Merger Agreement.	Abstain	Against	Issuer

To approve the adjournment of the special meeting from time to time, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger proposal.
					Abstain	Against	Issuer

Tortoise VIP MLP & Pipeline Portfolio

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners LP	12/1/2015	570759100	MWE
Proposal to approve the Agreement and Plan of Merger, dated as of July 11, 2015, as such agreement may be amended from time to time, by and among MPLX LP, MPLX GP LLC, Marathon Petroleum Corporation, Sapphire HoldCo LLC and Markwest Energy Partners, L.P., and the transactions contemplated thereby.
					For	For	Issuer

Proposal to approve, on an advisory, non-binding basis, the merger-related compensation payments that may become payable to Markwest Energy Partners, L.P.'s named executive officers in connection with the merger.
					For	For	Issuer

				Proposal to approve the adjournment of the Special Meeting, if necessary to solicit additional proxies if there are not sufficient votes to approve Proposal 1 at the time of the Special Meeting.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Sunoco Logistics Partners L.P.	12/1/2015	86764L108	SXL
Approval of the Sunoco Partners LLC Long-Term Incentive Plan, as proposed to be amended and restated, which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the Sunoco Partners LLC Long-Term Incentive Plan, as amended and restated as of October 24, 2012, by 10,000,000 common units (the "LTIP Proposal").
					For	For	Issuer

Approval of the adjournment of the Special Meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the Special Meeting to approve the LTIP Proposal
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	2/12/2016	87612G101	TRGP
To consider and vote upon a proposal to approve the issuance of shares of common stock of Targa Resources Corp. (the "Company") in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 2, 2015, by and among the Company, Spartan Merger Sub LLC, Targa Resources Partners LP and Targa Resources GP LLC ("TRP GP");
					For	For	Issuer

To consider and vote upon a proposal to approve one or more adjournments of the special meeting if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the Company's stock issuance proposal.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
National Fuel Gas Company	3/10/2016	636180101	NFG	Election of Directors: 1. David C. Carroll 2. Joseph N. Jaggers 3. David F. Smith 4. Craig G. Matthews	For	For	Issuer

				Advisory approval of named executive officer compensation	For	For	Issuer

				Amendment and reapproval of the 2009 Non-Employee Director Equity Compensation Plan	For	For	Issuer

				Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal 2016	For	For	Issuer

				Stockholder Proposal	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/21/2016	559080106	MMP	Election of Directors: 1. Walter R. Arnheim 2. Patrick C. Eilers	For	For	Issuer

				Amendment of Long-Term Incentive Plan	For	For	Issuer

				Advisory Resolution to Approve Executive Compensation	For	For	Issuer

				Ratification of Appointment of Independent Auditor	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/26/2016	847560109	SE	Election of Directors: Gregory L. Ebel	For	For	Issuer
				Election of Directors: Anthony Comper	For	For	Issuer
				Election of Directors: Austin A. Adams	For	For	Issuer
				Election of Directors: Pamela L. Carter	For	For	Issuer
				Election of Directors: Clarence P. Cazalot Jr	For	For	Issuer
				Election of Directors: Peter B. Hamilton	For	For	Issuer
				Election of Directors: Miranda C. Hubbs	For	For	Issuer
				Election of Directors: Michael McShane	For	For	Issuer
				Election of Directors: Michael G. Morris	For	For	Issuer
				Election of Directors: Michael E.J. Phelps	For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's Independent Registered Public Accounting firm for fiscal year 2016.	For	For	Issuer

				Approval of Spectra Energy Corp 2007 Long-Term Incentive Plan, as amended and restated.	For	For	Issuer

				Approval of Spectra Energy Corp Executive Short- Term Incentive Plan, as amended and restated.	For	For	Issuer

				An advisory resolution to approve executive compensation.	For	For	Issuer

				Shareholder proposal concerning disclosure of political contributions.	Against	For	Shareholder

				Shareholder proposal concerning the activities of lobbying activities.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	5/17/2016	87612G101	TRGP	Election of Directors: 1. Rene R. Joyce 2. Waters S. Davis, IV 3. Chris Tong	For	For	Issuer

				Ratification of selection of independent auditors	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/25/2016	682680103	OKE	Election of Director: Brian L. Derksen	For	For	Issuer
				Election of Director: Julie H. Edwards	For	For	Issuer
				Election of Director: John W. Gibson	For	For	Issuer
				Election of Director: Randall J. Larson	For	For	Issuer
				Election of Director: Steven J. Malcolm	For	For	Issuer
				Election of Director: Kevin S. McCarthy	For	For	Issuer
				Election of Director: Jim W. Mogg	For	For	Issuer
				Election of Director: Pattye L. Moore	For	For	Issuer
				Election of Director: Gary D. Parker	For	For	Issuer
				Election of Director: Eduardo A. Rodriguez	For	For	Issuer
				Election of Director: Terry K. Spencer	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc. for the year ending December 31, 2016	For	For	Issuer

				An advisory vote to approve Oneok, Inc.'s executive compensation	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/7/2016	118230101	BPL	Election of Directors: 1. Oliver G. Richard, III 2. Clark C. Smith 3. Frank S. Sowinski	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Williams Companies, Inc.	6/27/2016	969457100	WMB
To approve the adoption of the Agreement and Plan of Merger (the "Merger Agreement") among Energy Transfer Equity, L.P., Energy Transfer Corp LP ("ETC"), Energy Transfer Corp GP, LLC, LE GP, LLC, Energy Transfer Equity GP, LLC and Williams Companies, Inc. ("WMB"), and the transactions contemplated thereby, including the merger of WMB with and into etc.
					Against	Against	Issuer

				To approve, on an advisory (non-binding) basis, specified compensatory arrangements between WMB and its named executive officers relating to the transactions contemplated by the Merger Agreement.	Abstain	Against	Issuer

To approve the adjournment of the special meeting from time to time, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger proposal.
					Abstain	Against	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)      /s/ James R. Arnold
James R. Arnold, President
(Principal Executive Officer)

Date   August 17, 2016